Stock Compensation - Other (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 01, 2020	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock Compensation
Special stock dividend, rate percent	4.00%
Dividends Payable, Date to be Paid	Jul. 01, 2020
Remaining unrecognized compensation expense related to non-vested stock awards			$ 0	$ 0	$ 0
Exercised (in shares)		22,615	0	0	22,615
Exercised (per share)		$ 13.13	$ 0	$ 0	$ 13.13